Net income/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022
Net loss per share
Number of common stock per ADS		60		15
Numerator:
Net income/(loss) from discontinued operations, net of income tax		$ (29,712)	$ 22,929
Net loss from continuing operations	$ (15,032)	$ (12,844)	$ (4,191)
Denominator:
-basic	341,070,214	335,640,275	328,484,502
-diluted	341,070,214	335,640,275	328,484,502
Basic net income/(loss) per share attributable to ordinary shareholders		$ (0.09)	$ 0.07
Diluted net income/(loss) per share attributable to ordinary shareholders		(0.09)	0.07
Basic net loss per share attributable to ordinary shareholders	$ (0.04)	(0.04)	(0.01)
Diluted net loss per share attributable to ordinary shareholders	$ (0.04)	$ (0.04)	$ (0.01)
Discontinued Operations
Denominator:
-basic	341,070,214	335,640,275	328,484,502
-diluted	341,070,214	335,640,275	328,484,502
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares)	4,183,169	13,657,466	11,453,175
ADS
Denominator:
Basic net income/(loss) per share attributable to ordinary shareholders		$ (5.31)	$ 4.19
Diluted net income/(loss) per share attributable to ordinary shareholders		(5.31)	4.19
Basic net loss per share attributable to ordinary shareholders	$ (2.64)	(2.30)	(0.77)
Diluted net loss per share attributable to ordinary shareholders	$ (2.64)	$ (2.30)	$ (0.77)